Guarantees (Details) $ in Thousands	Sep. 30, 2016 USD ($)	Sep. 25, 2015 payment
Workers' compensation and general liability insurance policies
Guarantor Obligations [Line Items]
Guarantees	$ 7,310
Foreign lines of credit
Guarantor Obligations [Line Items]
Guarantees	1,500
Sale of minority ownership
Guarantor Obligations [Line Items]
Guarantees	9,121
Number of advance payments | payment		4
Surety bond
Guarantor Obligations [Line Items]
Guarantees	$ 23,451